Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2022
Other Borrowed Funds [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank
Other borrowed funds at December 31, 2022 and 2021 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2022	$15,569	$2,376	$17,945
2021	$17,476	$2,138	$19,614

Schedule of Maturities of Long-term Debt
Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2023	$1,986	$1,607	$3,593
2024	1,693	769	2,462
2025	1,560	—	1,560
2026	1,434	—	1,434
2027	1,397	—	1,397
Thereafter	7,499	—	7,499
	$15,569	$2,376	$17,945